Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2018 and December 31, 2017:

	Estimated	2018		2017
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$610,376	$514,928	$586,055	$505,778
Non-competition agreements	3 — 15	65,771	64,119	65,477	63,924
Site locations	15	2,228,767	1,422,794	2,072,059	1,372,954
Other	2 — 15	45,992	33,612	45,741	30,328
		$2,950,906	$2,035,453	$2,769,332	$1,972,984
Unamortizable Intangible Assets:
Goodwill		$2,172,922	$253,536	$1,993,990	$253,536

The changes in the gross carrying amount of goodwill for the year ended December 31, 2018 are as follows:

Balance as of December 31, 2017	$1,993,990
Goodwill acquired during the year	182,117
Purchase price adjustments and other	(3,185)
Impairment losses	—
Balance as of December 31, 2018	$2,172,922

Amortization expense for the years ended December 31, 2018, 2017 and 2016 was $95,010, $85,257 and $80,864, respectively. The following is a summary of the estimated amortization expense for future years:

2019	$103,754
2020	93,200
2021	89,240
2022	84,410
2023	73,552
Thereafter	471,297
Total	$915,453

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Goodwill and Other Intangible Assets

(3) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2018 and December 31, 2017:

	Estimated	2018		2017
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$610,376	$514,928	$586,055	$505,778
Non-competition agreement	3—15	65,771	64,119	65,477	63,924
Site locations	15	2,228,767	1,422,794	2,072,059	1,372,954
Other	2—15	45,446	33,535	45,195	30,251
		$2,950,360	$2,035,376	$2,768,786	$1,972,907
Unamortizable Intangible Assets:
Goodwill		$2,161,902	$252,667	$1,982,970	$252,667

The changes in the gross carrying amount of goodwill for the year ended December 31, 2018 are as follows:

Balance as of December 31, 2017	$1,982,970
Goodwill acquired during the year	182,117
Purchase price adjustments and other	(3,185)
Impairment losses	—
Balance as of December 31, 2018	$2,161,902